S000096900 [Member] Investment Strategy - Russell Investments Global Real Estate ETF	Jan. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if it is included in the Global Industry Classification Standard (“GICS”) real estate sector. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies, such as real estate operating companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The Fund is advised by Russell Investment Management, LLC (“RIM”) and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM provides all portfolio management services for the Fund and may change a Fund’s allocation to the money managers investment strategies at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations.
RIM manages the Fund by investing in a portfolio of equity securities determined via qualitative analysis and a quantitative model-based optimization process applied to an initial composite of the model portfolios provided by money managers. Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. RIM constructs an initial composite portfolio of securities that represents the aggregation of the money manager model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then utilizes a quantitative model-based optimization process and qualitative analysis of desired Fund level exposures (such as momentum, quality, capitalization size, lower volatility, growth, industry, sector, country or region) to assess the characteristics of the initial money manager model portfolio composite and identify a portfolio of securities that provides the desired exposures, constrains portfolio turnover, meets minimum holding size requirements and reduces the number of securities in the optimized composite portfolio based on a specified target number of holdings for the Fund while further taking into consideration security level weightings. This optimization process involves an analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs to estimate optimal portfolio positioning.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of any cash held to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may purchase and sell futures and forwards contracts (1) as a substitute for holding securities directly, (2) to manage country and currency exposure, (3) for hedging purposes or (4) to facilitate the implementation of its investment strategy. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts or currency futures contracts. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, as amended, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. The Fund will concentrate its investments in the real estate industry. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.